Related-Party Transactions	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Related-Party Transactions
48	RELATED-PARTY TRANSACTIONS
Transactions with Related Parties
The Group considers that its related parties include subsidiaries, associates, joint ventures, key management personnel and close family members of key management personnel. Any transactions between the Group and its subsidiaries meet the definition of related-party transactions. However, because these transactions are eliminated on consolidation, they are not disclosed as related-party transactions. Transactions between the Group and its related parties are conducted on substantially the same terms as third-party transactions.
The transaction amounts included in the accounts, in aggregate, by category of related party were as follows:
Transactions with associates, joint ventures and other entities

	At March 31,
	2023	2022

	(In millions)
Assets:
Loans and advances	¥2,276,216	¥2,060,472
Others	186,617	33,957

Liabilities:
Deposits	¥290,452	¥315,500
Others	56,801	36,406

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions)
Income statements:
Income (interest income, fee and commission income, and others)	¥87,521	¥68,780	¥55,409
Expense (interest expense and others)	43,473	25,046	34,811
Financial guarantees issued by the Group for its associates at March 31, 2023 and 2022 were ¥285,898 million and ¥266,452 million, respectively.
Loan commitments to associates and joint ventures at March 31, 2023 and 2022 were ¥1,018,229 million and ¥938,335 million, respectively.

Transactions with key management personnel and their close family members
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly. The Group considers the members of the board of directors and corporate executive officers of SMFG to constitute key management personnel for the purpose of this disclosure required under IAS 24 “Related Party Disclosures.”

	At March 31,
	2023	2022

	(In millions)
Assets:
Loans and advances	¥44	¥—

Liabilities:
Deposits	¥2,865	¥3,256
Others	129	59
Compensation of Key Management Personnel
The following table presents the compensation expenses of key management personnel.

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions)
Short-term employee benefits	¥1,537	¥1,571	¥1,506
Share-based compensation	461	457	383
The details of the share-based compensation plan are described in Note 40 “Share-Based Payment.”
There were
no
post-employment benefits, other long-term benefits and termination benefits for the fiscal years ended March 31, 2023, 2022 and 2021.